Note 17 - Financial Instruments (Details)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 31, 2013	Nov. 30, 2014 USD ($)	Dec. 31, 2013 Reclass Of Conversion Option [Member] USD ($)	Nov. 30, 2014 Reclass Of Conversion Option [Member] USD ($)	Nov. 30, 2014 Base Amount for Exchange Rate [Member] USD ($)	Nov. 30, 2014 Base Amount for Exchange Rate [Member] CAD	Dec. 31, 2013 Reclass Of Warrant Liabilities [Member] USD ($)
Note 17 - Financial Instruments (Details) [Line Items]
Fair Value Assumptions, Expected Term	5 years	4 years
Adjustments to Additional Paid in Capital, Other		$ (510,216)	$ 728,950	$ 728,950			$ 5,438,022
Foreign Exchange Risk Threshold Balance (in Dollars)						1,000,000
Foreign Exchange Risk Movement In Currency Percentage		10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected					$ 100,000